S000080810 [Member] Performance Management - William Blair Small-Mid Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance and an additional index. The Russell 3000® Index represents a broad measure of market performance, while the Russell 2500TM Value Index is generally representative of the market sectors or types of investments in which the Fund invests. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to https://im.williamblair.com/investments/mutual-funds or call 1‑800‑635‑2886.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance and an additional index. The Russell 3000® Index represents a broad measure of market performance, while the Russell 2500TM Value Index is generally representative of the market sectors or types of investments in which the Fund invests.
Bar Chart Narrative [Text Block]	The bar chart below provides an illustration of performance of the Fund’s Class I shares over the past calendar year.
Bar Chart [Heading]	Annual Total Returns.
Bar Chart Closing [Text Block]	Highest Quarterly Return7.89% (3Q24)Lowest Quarterly Return(6.07)% (2Q24)
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025).
Performance Table Narrative	The table below shows returns on a before‑tax and after‑tax basis for Class I shares and on a before‑tax basis for Class R6 shares. After‑tax returns for Class R6 shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.
Performance Table One Class of after Tax Shown [Text]	The table below shows returns on a before‑tax and after‑tax basis for Class I shares and on a before‑tax basis for Class R6 shares. After‑tax returns for Class R6 shares will vary.
Performance Availability Website Address [Text]	https://im.williamblair.com/investments/mutual-funds
Performance Availability Phone [Text]	1‑800‑635‑2886
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest QuarterlyReturn
Highest Quarterly Return	7.89%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest QuarterlyReturn
Lowest Quarterly Return	(6.07%)
Lowest Quarterly Return, Date	Jun. 30, 2024